Financial Assets and Liabilities - Summary of foreign currency-related hedging instruments and interest rate swaps (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	R$ 13,522,270	R$ 14,011,834
Loans and borrowings	(7,811,734)	(8,462,594)
Loans and borrowings accumulated fair value adjustment	(1,836,748)	(2,986,580)
Hedging instrument, assets	4,243,015	2,515,225
Derivative hedging instruments accumulated fair value adjustment	1,569,705	1,894,626
Net currency and interest rate instruments	(3,568,719)	(5,947,369)
Net accumulated fair value adjustment of currency and interest rate instruments	(267,043)	(1,091,954)
Nominal Amount Of Hedging Instruments	(7,011,385)
Senior Swaps Notes 2023 (Cosan) [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Hedging instrument, assets	418,340	311,937
Derivative hedging instruments accumulated fair value adjustment	128,357	121,350
Nominal Amount Of Hedging Instruments	(403,070)
3rd issue swaps—3rd series (Comgas) [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Hedging instrument, assets	24,842	41,286
Derivative hedging instruments accumulated fair value adjustment	5,510	11,488
Nominal Amount Of Hedging Instruments	(79,299)
5th issue swaps—single series (Comgas) [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Hedging instrument, assets	175,262	86,679
Derivative hedging instruments accumulated fair value adjustment	88,583	42,248
Nominal Amount Of Hedging Instruments	(684,501)
Senior Swaps Notes 2024 (Rumo) [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Hedging instrument, assets	989,022	486,944
Derivative hedging instruments accumulated fair value adjustment	340,264	486,944
Nominal Amount Of Hedging Instruments	(3,023,025)
Senior Swaps Notes 2025 (Rumo) [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Hedging instrument, assets	479,481	243,790
Derivative hedging instruments accumulated fair value adjustment	201,679	243,790
Nominal Amount Of Hedging Instruments	(2,015,350)
Senior Swaps Notes 2024 (Cosan) [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Hedging instrument, assets	2,156,068	1,344,589
Derivative hedging instruments accumulated fair value adjustment	805,312	988,806
Nominal Amount Of Hedging Instruments	(806,140)
3rd issue—3rd series (Comgas) [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	79,299
Loans and borrowings	(108,133)	(203,613)
Loans and borrowings accumulated fair value adjustment	(14,822)	(34,040)
5th issue—single series (Comgas) [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	684,501
Loans and borrowings	(859,996)	(767,638)
Loans and borrowings accumulated fair value adjustment	(90,110)	(80,532)
Senior Notes 2023 (Cosan) [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	403,070
Loans and borrowings	(438,985)	(409,590)
Loans and borrowings accumulated fair value adjustment	(99,541)	(193,295)
Senior Notes 2024 (Rumo) [mrember]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	3,023,025
Loans and borrowings	(3,318,895)	(3,061,566)
Loans and borrowings accumulated fair value adjustment	(471,159)	(689,141)
Senior Notes 2025 (Rumo) [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	2,015,350
Loans and borrowings	(2,182,089)	(1,997,394)
Loans and borrowings accumulated fair value adjustment	(295,208)	(447,674)
Senior Swaps Notes 2024 (Cosan) [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	806,140
Loans and borrowings	(903,636)	(2,022,793)
Loans and borrowings accumulated fair value adjustment	R$ (865,908)	R$ (1,541,898)